Statements of Changes in Net Assets Available for Benefits - EBP 16-0733425 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment [Abstract]
Net appreciation in fair value of investments	$ 44,249,583	$ 33,055,803
Interest and dividend income	3,338,527	2,923,514
Total investment income	47,588,110	35,979,317
EBP, Change in Net Asset Available for Benefit, Increase from Contribution [Abstract]
Participants	18,418,919	16,313,474
Employer	3,190,968	2,795,122
Rollovers	939,308	1,723,718
Total contributions	22,549,195	20,832,314
Other income	6,431	39,194
Total	70,143,736	56,850,825
EBP, Change in Net Asset Available for Benefit, Decrease [Abstract]
Benefits paid to participants	29,720,777	31,083,706
Administration expenses	950,457	933,105
Total	30,671,234	32,016,811
Net increase in net assets available for benefits	39,472,502	24,834,014
EBP, Net Asset Available for Benefit [Abstract]
Beginning of year	258,072,934	233,238,920
End of year	$ 297,545,436	$ 258,072,934